REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
REVENUE
13.	REVENUE
Disaggregation of Revenue
The Company has five major streams of revenue. CaaS service revenue, product revenue and shipping revenue are considered transferred to customers at the point of sale. Marketing and other revenue (other than B2C fulfillment services for rental space) are considered transferred to customers when services are performed. Thus, these revenues streams are recognized at a point in time. B2C fulfillment services for rental space is recognized over time.

The following table presents a disaggregation of the Company’s revenues by revenue source for the nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months ended September 30,		Nine Months ended September 30,
	2022	2021	2022	2021
Commerce-as-a-Service Revenue	$5,422	$4,409	$15,729	$13,791
Product sales revenue	8,645	15,224	29,401	19,739
Marketing revenue	3,417	4,319	11,104	13,127
Shipping revenue	2,574	1,583	6,688	4,405
Other revenue	916	1,412	3,600	4,159

Total revenue	$20,974	$26,947	$66,522	$55,221

Nogin Inc [Member]
REVENUE

15.	REVENUE
Disaggregation of Revenue
The Company has four major streams of revenue. CaaS service revenue, product revenue and shipping revenue are considered transferred to customers at the point of sale. Marketing and other revenue (other than B2C fulfillment services for rental space) are considered transferred to customers when services are performed. Thus, these revenues streams are recognized at a point in time. B2C fulfillment services for rental space is recognized over time.
The following table presents a disaggregation of the Company’s revenues by revenue source for the year ended December 31, 2021, 2020 and 2019 (in thousands):

	For Years Ended December 31,
	2021	2020	2019
Commerce-as-a-Service Revenue	$19,830	$20,227	$22,460
Product Sales Revenue	51,346	—	—
Marketing Revenue	19,249	14,142	10,177
Shipping Revenue	7,030	5,363	3,535
Other Revenue	3,893	5,785	4,782

Total Revenue	$101,348	$45,517	40,954